UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

    55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class D, 4.28%, 4/18/27	USD	970	$886,693
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.28%, 4/15/24		650	595,011
ALM V Ltd., Series 2012-5A, Class BR, 3.63%, 10/18/27		630	615,258
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 4.09%, 4/24/24		750	715,380
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.84%, 12/09/26		1,400	1,298,500
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 4.03%, 4/15/27		1,250	1,123,886
Series 2015-6A, Class E1, 5.53%, 4/15/27		1,000	795,151
Apidos CLO XII, Series 2013-12A, Class D, 3.68%, 4/15/25		1,000	904,361
Apidos CLO XXI, Series 2015-21A, Class C, 4.18%, 7/18/27		750	675,786
ARES CLO Ltd., Series 2012-2A, Class DR, 4.33%, 10/12/23		1,000	956,400
ARES XXXII CLO Ltd., Series 2014-32A, Class C, 4.83%, 11/15/25		1,000	915,843
ARES XXXVII CLO Ltd., Series 2015-4A, Class C, 4.88%, 10/15/26		1,300	1,230,402
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.88%, 8/15/24		1,160	1,079,553
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.33%, 10/15/26		2,125	1,885,321
Atrium IX, Series 9A, Class D, 4.17%, 2/28/24		1,000	936,355
Atrium X, Series 2013-10A, Class D, 4.13%, 7/16/25		1,500	1,351,196
Atrium XII, Series 12A, Class D, 4.54%, 10/22/26		1,500	1,415,850
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 4.33%, 4/18/27		1,000	916,869
Series 2015-VIA, Class D, 6.18%, 4/18/27		1,000	845,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.58%, 7/18/27		250	243,075
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 3.32%, 1/20/28		500	491,780
Series 2015-8A, Class C, 4.22%, 1/20/28		500	464,558
BlueMountain CLO Ltd.:
Series 2014-4A, Class E, 5.97%, 11/30/26		1,000	802,853
Series 2015-2A, Class E, 5.98%, 7/18/27		750	603,295
Series 2015-4A, Class D2, 4.51%, 1/20/27		750	703,724
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class C, 4.38%, 4/27/27		750	682,688

Asset-Backed Securities (a)(b)		Par (000)	Value
CIFC Funding Ltd.:
Series 2013-4A, Class D, 4.17%, 11/27/24	USD	750	$706,725
Series 2014-2A, Class A3L, 3.51%, 5/24/26		945	924,523
Series 2014-3A, Class D, 4.04%, 7/22/26		500	444,128
Series 2015-1A, Class D, 4.64%, 1/22/27		600	561,036
Dryden 36 Senior Loan Fund, Series 2014-36A, Class E, 5.83%, 11/09/25		1,500	1,185,382
Highbridge Loan Management Ltd.:
Series 6A-2015, Class C, 3.70%, 5/05/27		750	738,822
Series 6A-2015, Class D, 4.28%, 5/05/27		950	877,325
Series 7A-2015, Class C, 4.01%, 11/15/26		500	501,005
LCM XVII LP, Series 17A, Class D, 4.13%, 10/15/26		1,000	893,482
Madison Park Funding XIII Ltd., Series 2014-13A, Class D, 3.98%, 1/19/25		1,000	906,197
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.98%, 4/15/26		750	678,826
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.38%, 11/14/25		1,500	1,331,552
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 1/23/27		750	716,250
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26		750	677,079
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.89%, 11/22/25		1,750	1,381,847
OZLM IX Ltd., Series 2014-9A, Class C, 4.23%, 1/20/27		750	665,361
OZLM XII Ltd., Series 2015-12A, Class C, 4.34%, 4/30/27		1,160	1,024,975
OZLM XIV Ltd., Series 2015-14A, Class C, 4.73%, 1/15/29		950	906,072
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.13%, 1/21/26		1,500	1,340,362
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27		750	658,797
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.52%, 4/15/28		750	740,205
TICP CLO I Ltd., Series 2015-1A, Class D, 4.18%, 7/20/27		750	652,640
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.26%, 11/14/22		750	696,872
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.32%, 2/28/24		500	458,217
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.48%, 4/15/27		520	468,285

Portfolio Abbreviations
AKA	Also known as	GBP	British Pound
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate
CLO	Collateralized Loan Obligation	PIK	Payment-in-kind
FKA	Formerly known as	USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	1

Schedule of Investments (continued)

Asset-Backed Securities (a)(b)		Par (000)	Value
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.23%, 7/15/27	USD	880	$796,601
Voya CLO Ltd., Series 2014-4A, Class C, 4.63%, 10/14/26		1,500	1,356,716
Wind River CLO Ltd., Series 2012-1A, Class D, 5.63%, 1/15/24		1,000	1,008,700
Total Asset-Backed Securities — 1.5%			46,432,770

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)		235,827	11,791
GEO Specialty Chemicals, Inc. (a)(c)		39,151	1,958

			13,749
Diversified Consumer Services — 0.0%
Education Management Corp. (c)		1,532,378	48,576
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings Borrower LP		427	134,505
Total Common Stocks — 0.0%			196,830

Corporate Bonds		Par (000)	Value
Chemicals — 0.0%
PQ Corp., 6.75%, 11/15/22 (a)	USD	1,015	1,058,138
Commercial Services & Supplies — 0.4%
ADT Corp., 4.13%, 6/15/23		11,302	10,510,860
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.63%, 12/15/19 (a)(b)		7,030	7,047,575
3.88%, 5/15/21 (a)(b)		4,591	4,602,478

			11,650,053
Diversified Financial Services — 0.2%
Altice Financing SA:
6.63%, 2/15/23 (a)		2,210	2,210,000
7.50%, 5/15/26 (a)		4,565	4,553,588

			6,763,588
Diversified Telecommunication Services — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		3,535	2,562,875
Health Care Equipment & Supplies — 0.0%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp, 8.13%, 6/15/21 (a)		1,495	1,341,763
Health Care Providers & Services — 0.2%
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		2,120	2,182,286
Tenet Healthcare Corp., 4.13%, 6/15/20 (a)(b)		3,235	3,218,825

			5,401,111
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 6.25%, 7/15/22		6,970	6,845,850
Media — 1.1%
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		5,885	5,990,224
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		9,469	9,504,509

Corporate Bonds		Par (000)	Value
Media (continued)
Numericable-SFR SA:
6.25%, 5/15/24 (a)	USD	5,585	$5,431,413
7.38%, 5/01/26 (a)		10,955	11,050,856

			31,977,002
Metals & Mining — 0.4%
Freeport-McMoRan, Inc., 2.38%, 3/15/18		11,395	11,053,150
Oil, Gas & Consumable Fuels — 1.0%
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		4,818	4,805,896
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		435	436,088
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		3,750	3,843,750
Concho Resources, Inc., 5.50%, 4/01/23		440	440,000
CONSOL Energy, Inc., 5.88%, 4/15/22		3,702	3,017,130
Continental Resources, Inc., 3.80%, 6/01/24		505	440,613
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		440	455,400
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		835	821,431
MEG Energy Corp., 7.00%, 3/31/24 (a)		1,860	1,432,200
Newfield Exploration Co., 5.63%, 7/01/24		440	437,800
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		2,123	2,221,189
Oasis Petroleum, Inc., 6.88%, 3/15/22		830	763,600
QEP Resources, Inc., 6.88%, 3/01/21		425	427,125
RSP Permian, Inc., 6.63%, 10/01/22		435	449,138
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		8,565	8,650,650
Whiting Petroleum Corp., 5.75%, 3/15/21		1,880	1,593,300
WPX Energy, Inc., 6.00%, 1/15/22		1,675	1,507,500

			31,742,810
Total Corporate Bonds — 4.0%			120,907,200

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		2,613	2,383,693
Checkout Holding Corp. (FKA Catalina Marketing), Term B Loan (First Lien), 4.50%, 4/09/21		623	548,604

			2,932,297
Aerospace & Defense — 1.1%
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 5.50%, 5/10/23		3,375	3,379,219
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		4,751	4,768,360
Engility Corp. (FKA TASC, Inc.), Second Lien Term Loan, 12.00%, 5/21/21		2,300	2,282,750
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		3,301	2,595,060
TransDigm, Inc.:
Tranche C Term Loan, 3.75%, 2/28/20		17,538	17,532,105
Tranche D Term Loan, 3.75%, 6/04/21		2,873	2,871,158
Tranche E Term Loan, 3.50%, 5/16/22		1,554	1,545,935

			34,974,587

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	3,922	$3,340,882
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		4,061	3,459,740
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		677	576,366
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		5,590	4,762,222
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		6,254	6,301,232

			18,440,442
Airlines — 0.4%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 4.00%, 6/11/18		2,109	2,109,260
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		4,995	5,006,844
Northwest Airlines, Inc.:
B757-300, 2.13%, 3/10/17		379	368,740
B757-300, 2.75%, 3/10/17		250	247,381
Loan B757-200, 2.13%, 9/10/18		385	374,633
Loan B757-200, 2.13%, 9/10/18		382	371,171
Loan B757-300, 2.75%, 3/10/17		250	247,500
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		4,947	4,948,237

			13,673,766
Auto Components — 0.1%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		4,283	4,218,379
Beverages — 0.2%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		7,399	7,389,422
Biotechnology — 0.9%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21		5,516	5,474,968
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.45%, 2/27/21		22,408	22,454,173

			27,929,141
Building Products — 1.4%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		3,689	3,631,718
CPG International, Inc., Term Loan, 4.75%, 9/30/20		14,444	14,407,746
Jeld-Wen, Inc. (Onex BP Finance LP), Initial Loan, 5.25%, 10/15/21		6,636	6,655,725
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		10,258	10,249,046
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		3,790	3,783,848
Tranche B Term Loan, 4.00%, 10/31/19		3,739	3,732,693

			42,460,776
Capital Markets — 0.8%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,692	3,685,066
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		6,695	6,226,350

Floating Rate Loan Interests (b)		Par (000)	Value
Capital Markets (continued)
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22	USD	5,484	$5,479,450
Initial Term Loan (Second Lien), 8.50%, 6/19/23		2,340	2,221,058
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		6,012	6,022,575

			23,634,499
Chemicals — 2.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		6,835	6,732,565
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		8,612	8,627,752
Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		5,428	5,319,457
Huntsman International LLC:
2014-1 Incremental Term Loan, 3.75%, 10/01/21		3,545	3,556,825
2015 Extended Term B Dollar Loan, 3.45% - 3.56%, 4/19/19		3,465	3,459,595
2016 Term B Loan, 4.25%, 4/01/23		3,500	3,523,345
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		9,594	9,561,721
Tranche B-2 Term Loan, 5.50%, 6/07/20		1,533	1,528,749
Tranche B-3 Term Loan, 5.50%, 6/07/20		10,499	10,468,635
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		10,243	10,081,223
PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/04/22		3,995	4,027,200
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		5,890	5,836,275
Term Loan (Second Lien 2014), 7.75%, 9/30/21		3,800	3,743,000

			76,466,342
Commercial Services & Supplies — 3.3%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		8,289	8,269,545
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		11,197	11,196,851
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		5,287	5,291,802
Aramark Corp., U.S. Term E Loan, 3.25%, 9/07/19		5,937	5,948,455
Dealer Tire LLC, Initial Term Loan, 5.50%, 12/22/21		4,974	4,974,068
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75%, 3/01/23		8,175	8,221,025
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		2,383	1,953,677
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		8,795	8,846,275
Laureate Education, Inc., New Series 2018 Extended Term Loan, 3.75%, 6/15/18		1,621	1,571,339

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	3

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19	USD	3,117	$2,906,747
Packers Holdings LLC, Initial Term Loan, 5.00%, 12/02/21		6,846	6,837,525
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), Term B-1 Loan (First Lien), 5.50%, 5/02/22		1,600	1,614,672
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		17,969	17,688,743
Trugreen Limited Partnership, Initial Term Loan (First Lien), 6.50%, 4/13/23		4,330	4,357,063
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		1,456	582,540
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20		10,401	10,439,595

			100,699,922
Communications Equipment — 1.0%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		21,048	20,962,846
Commscope, Inc., Tranche 5 Term Loan (2015), 3.83%, 12/29/22		4,388	4,395,278
Riverbed Technology, Inc., Term Loan, 5.75%, 4/25/22		4,388	4,400,060

			29,758,184
Construction & Engineering — 1.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		12,960	12,596,002
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		6,115	6,149,427
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		4,620	4,631,361
USAGM Holdco LLC:
Initial Loan (Second Lien), 9.50%, 7/28/23		2,915	2,638,075
Initial Term Loan (First Lien), 4.75%, 7/28/22		8,361	8,134,174

			34,149,039
Construction Materials — 0.6%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		1,397	1,396,504
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		4,576	4,576,020
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		497	496,576
Headwaters, Inc., Term B Loan, 4.50%, 3/24/22		3,327	3,352,019
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		8,749	8,767,274

			18,588,393
Containers & Packaging — 2.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		3,591	3,596,836
Berry Plastics Corp., Term F Loan, 4.00%, 10/03/22		25,450	25,547,780
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		10,067	10,064,437

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Kleopatra Holdings 2 SCA:
Initial German Borrower Dollar Term Loan, 5.00%, 4/28/20	USD	2,237	$2,240,609
Term Loan, 5.00%, 4/28/20		5,235	5,243,024
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		16,716	16,774,569

			63,467,255
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		4,973	4,828,187
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		4,165	3,191,431
Term Loan (First Lien), 7.00%, 7/29/17		3,568	3,293,615

			11,313,233
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan, 3.75% - 5.25%, 1/30/20		3,804	3,819,319
Term B-1 Loan, 4.25% - 5.75%, 1/30/20		3,254	3,263,726
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		27,314	27,416,441

			34,499,486
Diversified Financial Services — 1.3%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		11,742	11,774,301
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		6,799	6,696,646
New Millennium Holdco, Inc. (Millennium Health LLC), Closing Date Term Loan, 7.50%, 12/21/20		2,452	1,838,080
Precyse Acquisition Corp., Initial Term Loan (First Lien), 6.50%, 10/20/22		9,341	9,387,370
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		1,156	1,162,518
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		5,510	5,539,864
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00% - 4.08%, 7/08/22		3,316	3,327,193

			39,725,972
Diversified Telecommunication Services — 5.9%
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		5,137	5,127,288
Integra Telecom Holdings, Inc.:
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		3,422	3,232,522
Term B-1 Loan, 5.25%, 8/14/20		8,172	7,870,750
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		16,514	15,185,632
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		28,295	28,386,624
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		4,654	4,652,142
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		18,229	18,268,922

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20	USD	21,677	$21,607,430
New LightSquared LLC, Loan, 9.75%, 6/15/20		34,174	31,440,240
Telesat Canada:
Term A Loan, 3.00%, 3/28/17	CAD	3,726	2,827,425
U.S. Term B-2 Loan, 3.50%, 3/28/19	USD	1,979	1,977,212
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23	GBP	2,305	3,319,489
F Facility, 3.65%, 6/30/23	USD	14,962	14,967,390
WaveDivision Holdings LLC, Initial Term Loan, 4.00%, 10/15/19		7,500	7,485,975
Ziggo BV:
USD B1 Facility, 3.65%, 1/15/22		4,573	4,567,467
USD B2 Facility, 3.60% - 3.65%, 1/15/22		2,947	2,943,364
USD B3 Facility, 3.60%, 1/15/22		4,847	4,840,780

			178,700,652
Electric Utilities — 1.8%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		30,195	30,175,779
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.92%, 10/10/17		8,430	2,634,375
DIP Term Loan, 3.75%, 11/07/16		22,770	22,770,000

			55,580,154
Electronic Equipment, Instruments & Components — 0.7%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		4,567	4,433,241
Dell International LLC:
Term B-2 Loan, 4.00%, 4/29/20		6,817	6,817,841
Term C Loan, 3.75%, 10/29/18		5,431	5,429,916
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-1 Loan (First Lien), 5.00%, 10/14/22		3,576	3,549,217

			20,230,215
Energy Equipment & Services — 0.2%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		8,901	3,886,806
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		826	695,362

			4,582,168
Food & Staples Retailing — 2.3%
Albertson’s LLC:
Term B-2 Loan, 5.50%, 3/21/19		1,377	1,376,841
Term B-4 Loan, 5.50%, 8/25/21		16,830	16,824,403
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		3,618	3,489,547
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		15,911	15,831,173
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		2,665	2,671,663
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		9,685	9,697,106
Supervalu, Inc., New Term Loan, 5.50%, 3/21/19		749	749,164

Floating Rate Loan Interests (b)		Par (000)	Value
Food & Staples Retailing (continued)
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19	USD	20,653	$20,658,785

			71,298,682
Food Products — 1.4%
AdvancePierre Foods, Inc., Term Loan, 3.75%, 5/26/23		4,155	4,167,465
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		7,691	7,668,197
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		14,258	14,305,668
Term B Loan (Second Lien), 8.50%, 8/03/23		2,201	2,178,781
Pinnacle Foods Finance LLC, Tranche I Term Loan, 3.75%, 1/13/23		8,913	8,951,165
Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		2	1,979
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.00%, 5/01/19		3,261	2,869,519
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	2,653,125

			42,795,899
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		3,922	3,333,766
Health Care Equipment & Supplies — 2.0%
Alere, Inc. (FKA IM U.S. Holdings LLC):
A Term Loan, 3.46%, 6/18/20		2,387	2,345,307
B Term Loan, 4.25%, 6/20/22		7,880	7,855,936
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4,4.25%, 1/17/22		8,556	8,563,198
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		15,808	15,479,094
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		7,960	8,008,443
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		6,684	6,345,943
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		11,758	11,131,057

			59,728,978
Health Care Providers & Services — 7.3%
Acadia Healthcare Co., Inc.:
Tranche B Term Loan, 3.75%, 2/11/22		1,376	1,378,449
Tranche B-2 Term Loan, 4.50%, 2/16/23		7,132	7,163,364
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.25%, 4/29/22		3,405	3,405,240
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		2,295	2,269,955
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		11,426	11,445,689
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.):
Term B-2 Loan, 3.75%, 11/02/18		7,674	7,666,543
Term B-3 Loan, 3.75%, 11/02/18		2,857	2,849,359
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.):
Term Loan (First Lien), 4.25%, 11/19/19		13,565	13,558,305
Term Loan B, 3.75%, 5/19/23		12,815	12,863,056

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	5

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loan, 3.92%, 12/31/18	USD	3,950	$3,943,976
Incremental 2019 Term G Loan, 3.75%, 12/31/19		14,976	14,672,516
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		8,375	8,343,992
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		14,479	14,565,438
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		6,898	6,901,634
Tranche B-2 Term Loan, 4.50%, 10/28/22		3,990	4,002,808
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		6,133	6,140,784
HCA, Inc., Tranche B-6 Term Loan, 3.70%, 3/17/23		14,372	14,505,961
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		7,877	7,887,211
Millenium Lender Claim:
Term Loan, 0.00%,		7,745	77
Term Loan, 0.00%,		7,267	73
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		13,877	13,985,487
MultiPlan, Inc., Term B Loan, 4.00%, 5/25/23		11,570	11,650,990
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		2,534	2,530,474
NVA Holdings, Inc.:
Incremental Term B-1 Loan (First Lien), 5.50%, 8/14/21		3,380	3,388,450
Term Loan (First Lien), 4.75%, 8/14/21		66	65,809
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		4,972	4,984,602
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		6,483	6,494,786
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		6,932	6,919,511
Team Health, Inc., Tranche B Term Loan, 4.50%, 11/23/22		12,912	12,936,647
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		7,181	7,117,956
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		7,325	7,412,021

			221,051,163
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		9,161	9,162,427
Hotels, Restaurants & Leisure — 5.0%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		13,516	13,082,843
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		2,509	2,457,521
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		18,236	18,295,069
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		3,745	3,682,687
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		9,409	9,425,652
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		32,223	30,804,962

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21	USD	4,631	$4,651,086
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		4,118	4,030,239
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		10,300	10,338,408
Jack Ohio Finance LLC (FKA ROC Finance LLC), Funded Term B Loan, 5.00%, 6/20/19		6,806	6,508,375
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		3,714	3,670,836
Pinnacle Entertainment, Inc., Term B Facility Loan, 3.75%, 4/28/23		2,589	2,589,067
Scientific Games International, Inc.:
Initial Term B-2 Loan, 6.00%, 10/01/21		1,987	1,965,081
Initial Term Loan, 5.00%, 10/18/20		3,000	2,968,140
Station Casinos LLC:
B Term Loan, 4.25%, 3/02/20		15,652	15,671,333
Term B Loan, 3.50%, 5/25/23		21,725	21,752,156

			151,893,455
Household Products — 0.3%
Spectrum Brands, Inc., USD Term Loan, 3.50%, 6/23/22		10,137	10,176,276
Independent Power and Renewable Electricity Producers — 2.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		9,081	8,864,899
Calpine Corp.:
Term Loan (2015), 4.00%, 1/15/23		3,172	3,162,534
Term Loan B7, 3.00%, 5/05/23		6,194	6,147,877
Term Loan, 4.00%, 10/09/19		895	894,286
Term Loan, 3.50%, 5/27/22		2,205	2,188,018
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		3,321	3,321,366
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		7,197	5,349,975
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		13,082	12,939,868
Term C Loan (First Lien), 5.00%, 12/17/21		583	576,561
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		4,080	3,957,600
Terra-Gen Finance Co. LLC, Term Loan, 5.25%, 12/09/21		4,099	3,381,685
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		12,608	12,600,311

			63,384,980
Insurance — 1.8%
AmWINS Group LLC:
New Term Loan (First Lien), 5.25%, 9/06/19		3,980	3,994,010
Term Loan (Second Lien ), 9.50%, 9/04/20		1,181	1,183,538
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		13,866	13,866,025
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		9,161	9,169,550
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		7,928	7,901,382

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 5.25%, 3/01/21	USD	2,040	$2,056,585
Initial Loan (Second Lien), 6.75%, 2/28/22		9,510	9,117,713
Initial Term Loan (First Lien), 3.75%, 3/01/21		8,494	8,366,139

			55,654,942
Internet Software & Services — 1.9%
Cision U.S., Inc., Term Loan B, 6.00%, 5/17/23		6,915	6,670,831
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		10,868	10,901,157
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		8,331	8,339,731
Initial Term Loan (Second Lien), 9.75%, 4/30/20		7,638	7,790,691
Zayo Group LLC (Zayo Capital, Inc.):
2016 Incremental Term Loan Facility, 4.50%, 5/06/21		7,657	7,691,285
2021 Term Loan, 3.75%, 5/06/21		15,953	15,967,888

			57,361,583
IT Services — 1.4%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.25%, 4/17/20		2,747	2,674,042
Global Payments, Inc., Heartland Incremental Term B Loan, 3.94%, 4/22/23		10,808	10,885,325
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		9,859	9,819,956
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Term B Loan, 4.00%, 2/19/19		14,398	14,418,968
Term C Loan, 4.00%, 2/19/18		261	261,148
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.50%, 6/13/21		3,237	3,245,128

			41,304,567
Leisure Products — 0.3%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		3,912	3,912,089
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 4.50%, 4/15/21		4,810	3,767,811

			7,679,900
Life Sciences Tools & Services — 2.2%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		21,726	21,359,264
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		11,925	11,768,828
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.):
Incremental Term Loan, 3.25%, 8/18/22		2,580	2,582,141
Initial Term Loan, 4.25%, 8/18/22		21,386	21,403,322
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		11,517	11,459,589

			68,573,144
Machinery — 2.7%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		17,832	16,063,814

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19	USD	4,029	$4,039,421
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,715	231,525
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		13,713	13,712,587
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,482	5,574,777
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		19,985	19,316,476
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/24/21		5,113	5,131,973
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		10,522	10,459,019
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		3,038	3,036,694
Wabash National Corp., Tranche B-2 Loan, 4.25%, 3/18/22		3,357	3,350,998

			80,917,284
Media — 8.5%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		5,434	5,401,975
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		12,414	12,360,219
Term Loan (Second Lien), 7.50%, 7/25/22		3,553	3,383,938
Altice France SA (Numericable-SFR SA):
USD TLB-6, 4.75%, 2/10/23		8,254	8,264,630
USD TLB-7 Loan, 5.00%, 1/15/24		7,295	7,313,237
Altice U.S. Finance I Corp. (Cequel Communications LLC), Initial Term Loan, 4.25%, 12/14/22		17,002	17,019,390
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan B, 4.25%, 5/27/23		14,910	14,891,363
Term Loan, 7.00%, 3/31/20		17,534	17,505,616
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 12/31/14 (c)(d)		1,812	—
Term Loan, 0.00%, 12/31/14 (c)(d)		1,240	—
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H Loan (2016), 3.25%, 8/24/21		4,830	4,830,000
Term I Loan (2016), 3.50%, 1/24/23		24,665	24,764,400
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.50%, 12/17/21		5,774	5,790,737
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		18,430	18,564,355
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		11,431	11,471,360
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B Loan, 5.00%, 7/30/20		3,651	3,633,106
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.20%, 1/30/19		19,140	14,654,305
Tranche E Term Loan, 7.95%, 7/30/19		5,460	4,156,425

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	7

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22	USD	5,485	$5,385,996
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,700	3,704,750
MCC Iowa LLC, Tranche J Term Loan, 3.75%, 6/30/21		1,646	1,642,610
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		14,975	14,982,831
Telenet Financing USD LLC, Term Loan AD Facility, 3.50%, 5/03/24		5,551	5,577,301
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		16,934	16,961,894
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		33,252	33,231,174
UPC Financing Partnership, Facility AH, 3.34%, 6/30/21		4,327	4,322,978

			259,814,590
Metals & Mining — 0.6%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/30/19		4,134	3,871,659
Freeport-Mcmoran, Inc. (FKA Freeport-McMoRan Copper & Gold, Inc.) (PT Freeport Indonesia), Term Loan, 3.19%, 5/31/18		220	214,739
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		15,452	15,399,009

			19,485,407
Multiline Retail — 0.9%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		15,616	15,690,229
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,424	1,223,494
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22		9,327	9,323,272

			26,236,995
Multi-Utilities — 0.2%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,608,000
Oil, Gas & Consumable Fuels — 1.5%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		8,868	7,892,733
California Resources Corp., Term Loan, 3.00%, 9/24/19		3,243	2,971,765
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		4,327	4,345,032
Energy Transfer Equity LP, Loan (2013), 3.25%, 12/02/19		1,020	982,769
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 2.75%, 5/24/18		4,981	4,034,917
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		15,202	13,529,963
Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22		4,735	4,604,912
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		499	398,186
Southcross Holdings Borrower LP, Tranche B Term Loan, 9.00% (3.50% Cash or 5.50% PIK), 4/13/23 (e)		380	303,780
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		7,504	7,068,056

			46,132,113

Floating Rate Loan Interests (b)		Par (000)	Value
Personal Products — 0.2%
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23	USD	6,877	$6,914,651
Pharmaceuticals — 3.8%
Akorn, Inc., Loan, 5.25%, 4/16/21		9,168	9,213,766
Amneal Pharmaceuticals LLC, Term Loan B, 4.50% - 6.00%, 11/01/19		6,075	6,059,948
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		14,312	14,307,987
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		20,110	20,150,593
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		15,242	15,023,995
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		15,624	15,676,253
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 3.71%, 10/20/18		2,413	2,378,430
Series A-4 Tranche A Term Loan, 3.69%, 4/01/20		1,719	1,663,061
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19		17,743	17,499,178
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19		5,110	5,041,278
Series E-1 Tranche B Term Loan, 4.75%, 8/05/20		7,561	7,441,228

			114,455,717
Professional Services — 2.8%
Cotiviti Corporation (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		16,770	16,741,737
Initial Term Loan (Second Lien), 8.00%, 5/13/22		7,350	7,147,875
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		6,176	6,160,977
Koosharem LLC, Term Loan, 7.50%, 5/15/20		7,634	6,316,801
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		8,010	8,022,877
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		4,775	4,765,155
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,271	1,190,273
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		6,749	6,709,291

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Professional Services (continued)
Trans Union LLC:
2015 Term A Facility, 2.88%, 6/30/20	USD	2,962	$2,843,077
2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		26,600	26,592,764

			86,490,827
Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		9,174	9,102,847
MGM Growth Properties Operating Partnership LP, Term B Loan, 4.00%, 4/25/23		18,205	18,315,504
RHP Hotel Properties LP, Tranche B Term Loan, 3.50%, 1/15/21		3,897	3,903,200

			31,321,551
Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		10,548	10,574,865
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		11,141	11,103,674
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		13,585	13,602,198
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.31% - 4.40%, 10/10/16		445	439,911
Initial Term A Loan, 2.44%, 10/23/20		6,135	6,012,300
Initial Term B Loan 2014, 3.75%, 3/05/20		15,005	15,029,643

			56,762,591
Road & Rail — 0.8%
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		5,781	5,224,138
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		15,513	15,469,630
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		3,882	3,678,127

			24,371,895
Semiconductors & Semiconductor Equipment — 2.8%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		63,465	63,616,681
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		5,337	5,384,726
NXP BV (NXP Funding LLC):
Tranche B Loan, 3.75%, 12/07/20		7,900	7,921,598
Tranche D Loan, 3.25%, 1/11/20		6,641	6,630,814
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		2,540	2,556,408

			86,110,227
Software — 5.2%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25% - 5.75%, 1/25/21		2,940	2,934,241
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,746	1,733,361
Diamond U.S. Holding LLC (Dealogic), Initial Term Loan, 4.75%, 12/17/21		3,743	3,681,807
First Data Corp.:
2018B Second New Term Loan, 3.94%, 9/24/18		150	149,937

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
2021 Extended Dollar Term Loan, 4.44%, 3/24/21	USD	51,246	$51,460,165
New 2022B Dollar Term Loan, 4.19%, 7/08/22		5,000	5,010,400
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		17,157	16,808,142
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		19,851	19,606,708
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	4,616,650
Initial Term Loan, 4.50%, 10/13/20		8,340	8,280,377
SolarWinds Holdings, Inc., Initial U,S, Term Loan (First Lien), 6.50%, 2/03/23		10,195	10,191,840
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		9,056	9,048,000
SS&C Technologies, Inc., Term B-1 Loan, 4.00% - 4.08%, 7/08/22		24,119	24,198,356

			157,719,984
Specialty Retail — 2.1%
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		2,727	2,023,270
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		11,428	11,459,026
Term B Loan, 3.75%, 1/28/20		6,528	6,535,841
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		12,155	12,006,086
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		5,681	5,202,963
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		15,375	15,327,289
PetCo Animal Supplies, Inc.:
Tranche B-1 Term Loan, 5.75%, 1/26/23		6,830	6,873,603
Tranche B-2 Term Loan, 5.64%, 1/26/23		5,137	5,167,074
Things Remembered, Inc., Term Loan, 8.25%, 5/24/18		1,554	427,221

			65,022,373
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		4,158	4,162,734
Textiles, Apparel & Luxury Goods — 0.1%
Samsonite International S.A., Initial Tranche B Term Loan, 4.00%, 5/15/23		2,115	2,131,920
Trading Companies & Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		6,272	6,275,857
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		4,863	4,870,889
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		5,860	5,752,152
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		17,025	17,037,867
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 5.00%, 11/08/19		1,838	1,788,916
Nexeo Solutions LLC, Term Loan B, 4.25%, 5/17/23		1,345	1,345,847
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		4,068	4,033,772

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	9

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (continued)
Initial Term Loan (Second Lien), 7.75%, 7/31/22	USD	8,790	$7,943,963

			49,049,263
Wireless Telecommunication Services — 0.4%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		4,218	4,212,299
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		8,997	9,051,862

			13,264,161
Total Floating Rate Loan Interests — 93.2%			2,841,786,369

Investment Companies — 0.0%		Shares	Value
New Millennium Holdco, Inc. (a)		71,823	278,314

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)	USD	4,480	4,489,862

Preferred Securities	Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (f)	1,705	$3,410
Total Long-Term Investments (Cost — $3,036,660,098) — 98.9%		3,014,094,755

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.39% (g)(h)	156,628,003	156,628,003
Total Short-Term Securities (Cost — $156,628,003) — 5.1%		156,628,003
Total Investments (Cost — $3,193,288,101*) — 104.0%		3,170,722,758
Liabilities in Excess of Other Assets — (4.0)%		(122,300,926)

Net Assets — 100.0%		$3,048,421,832

Notes to Schedule of Investments

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,196,357,725

Gross unrealized appreciation	$19,524,414
Gross unrealized depreciation	(45,159,381)

Net unrealized depreciation	$(25,634,967)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Perpetual security with no stated maturity date.

(g)	During the period ended May 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	223,911,699	(67,283,696)	156,628,003	$156,628,003	$434,624	$4,729

(h)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,048,515	CAD	2,566,000	Westpac Banking Corp.	6/06/16	$91,760
USD	931,173	GBP	637,000	State Street Bank and Trust Co.	6/06/16	8,529
USD	1,960,062	CAD	2,553,000	Royal Bank of Canada	7/06/16	13,237
USD	932,888	GBP	637,000	Barclays Bank PLC	7/06/16	10,040
Total						$123,566

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation
iBoxx USD Liquid		JPMorgan Chase Bank
High Yield Index	3-month LIBOR[1]	N.A.	12/20/16	USD 3,120	$(1,617)	$(2,107)	$490

[1]	Fund receives the total return of the reference entity and pays the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	11

Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,756,902	$9,675,868	$46,432,770
Common Stocks[1]	—	—	196,830	196,830
Corporate Bonds[1]	—	120,907,200	—	120,907,200
Floating Rate Loan Interests[1]	—	2,682,704,762	159,081,607	2,841,786,369
Investment Companies	—	278,314	—	278,314
Non-Agency Mortgage-Backed Securities	—	4,489,862	—	4,489,862
Preferred Securities[1]	—	3,410	—	3,410
Short-Term Securities	$156,628,003	—	—	156,628,003

Total	$156,628,003	$2,845,140,450	$168,954,305	$3,170,722,758

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$490	—	$490
Foreign currency exchange contracts	—	123,566	—	123,566

Total	—	$124,056	—	$124,056

[1] Derivative financial instruments are forward foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$11,492	—	—	$11,492
Liabilities:
Bank overdraft	—	$(16,034,809)	—	(16,034,809)

Total	$11,492	$(16,034,809)	—	$(16,023,317)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2015	$31,137,319	$219,063	$4,733,568	$103,555,482	$139,645,432
Transfers into Level 3[1]	—	—	—	89,896,678	89,896,678
Transfers out of Level 3[2]	(5,813,749)	—	(4,733,568)	(35,897,786)	(46,445,103)
Accrued discounts/premiums	27,795	—	—	215,172	242,967
Net realized gain (loss)	(705,445)	—	—	(1,138,861)	(1,844,306)
Net change in unrealized appreciation (depreciation)[3]	(334,119)	(64,766)	—	(3,719,510)	(4,118,395)
Purchases	4,863,287	44,891	—	29,906,472	34,814,650
Sales	(19,499,220)	(2,358)	—	(23,736,040)	(43,237,618)
Closing Balance, as of May 31, 2016	$9,675,868	$196,830	—	$159,081,607	$168,954,305

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[3]	$(315,398)	$79,089	—	$(3,815,267)	$(4,051,576)

[1]

As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2016	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 22, 2016